Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 417,638	$ 395,851
Available for sale investments	60,299	59,910
Accounts receivable, net	415,341	414,791
Unbilled revenue	440,583	362,926
Other receivables	40,079	40,459
Prepayments and other current assets	39,757	36,801
Income taxes receivable	26,828	19,445
Total current assets	1,440,525	1,330,183
Other Assets:
Property, plant and equipment, net	154,753	158,669
Goodwill	787,393	756,260
Operating right-of-use assets	111,775
Other non-current assets	18,906	14,525
Non-current income taxes receivable	13,822	20,023
Non-current deferred tax asset	12,937	13,577
Investments in equity - long term	9,482	6,963
Intangible assets	57,665	54,055
Total Assets	2,607,258	2,354,255
Current Liabilities:
Accounts payable	19,304	13,288
Payments on account	318,298	274,468
Other liabilities	363,787	317,143
Income taxes payable	10,885	5,724
Total current liabilities	712,274	610,623
Other Liabilities:
Non-current bank credit lines and loan facilities	349,357	349,264
Non-current operating lease liabilities	83,165
Non-current other liabilities	14,128	13,446
Non-current government grants	847	877
Non-current income taxes payable	16,975	17,551
Non-current deferred tax liability	8,327	8,213
Commitments and contingencies	0	0
Total Liabilities	1,185,073	999,974
Shareholders' Equity:
Common stock, value, issued	4,658	4,658
Additional paid‑in capital	540,020	529,642
Other undenominated capital	997	983
Accumulated other comprehensive income	(75,093)	(69,328)
Retained earnings	951,603	888,326
Total Shareholders' Equity	1,422,185	1,354,281
Total Liabilities and Shareholders' Equity	$ 2,607,258	$ 2,354,255